Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
Schedule of fair value hierarchy
The following table sets forth the Company’s assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy as shown in the following table.

	December 31, 2024
	Level 1	Level 2	Level 3	Balance at fair value
	HK$	HK$	HK$	HK$
Assets
Investment at fair value - Foreign exchange investment	343,862	-	-	343,862

	June 30, 2025
	Level 1	Level 2	Level 3	Balance at fair value
	HK$	HK$	HK$	HK$
Assets
Investment at fair value - Foreign exchange investment	343,862	-	-	343,862
	US$	US$	US$	US$
Investment at fair value - Foreign exchange investment	43,805	-	-	43,805

Schedule of property and equipment
Property and equipment are stated at cost, net of accumulated depreciation and amortization. Depreciation is provided for on a straight-line basis over the estimated useful lives of the related assets as follows:

Computer equipment	2 years
Furniture and fixture	3 years
Office equipment	3 years
Leasehold improvements	Shorter of 5 years or the remaining lease term
Property and equipment, stated at cost less accumulated depreciation, consisted of the following:

	December 31, 2024	June 30, 2025	June 30, 2025
	HK$	HK$	US$
Computer equipment	2,560,271	2,582,591	328,997
Furniture and fixture	590,217	598,917	76,296
Office equipment	90,057	90,057	11,472
Leasehold improvements	652,073	652,073	83,068
Less: accumulated depreciation	(3,489,511)	(3,618,645)	(460,980)
Net book value	403,107	304,993	38,853

Schedule of intangible assets
The estimated useful lives of intangible assets are as follows:

Internally developed software	3 years
Software	3 years
Intangible assets, stated at cost less accumulated amortization, consisted of the following:

	December 31, 2024	June 30, 2025	June 30, 2025
	HK$	HK$	US$
Software	223,381	227,081	28,928
Internally developed software	70,655,285	72,489,883	9,234,498
Less: accumulated amortization	(52,091,503)	(55,147,403)	(7,025,236)
Intangible assets, net	18,787,163	17,569,561	2,238,190

Disaggregation of Revenue
The following table presents disaggregated information of revenues by business lines for the six months ended June 30, 2024 and 2025, respectively:

	For the six months ended June 30,
	2024	2025	2025
	HK$	HK$	US$
Initial set up, installation and customization services	1,106,009	2,032,523	258,923
Subscriptions	5,407,403	6,772,897	862,800
Hosting, support and maintenance services	2,331,269	2,845,614	362,504
Liquidity services	983,104	667,873	85,080
White label services	1,494,188	1,560,822	198,833
Quotes/news/package subscription services	1,148,996	1,189,672	151,553
Total revenue	12,470,969	15,069,401	1,919,693
Revenue disaggregated by timing of revenue recognition for six months ended June 30, 2024 and 2025 is disclosed in the table below:

	For the six months ended June 30,
	2024	2025	2025
	HK$	HK$	US$
Point in time	2,089,113	2,700,396	344,004
Over time	10,381,856	12,369,005	1,575,689
Total revenue	12,470,969	15,069,401	1,919,693